CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY AND COMPREHENSIVE INCOME (USD $) In Thousands, except Share data, unless otherwise specified	Total	Total WSP Holdings Limited's shareholders' equity	Ordinary share	Additional paid-in capital	Statutory non-distributable reserves	Retained earnings	Accumulated other comprehensive income	Non-controlling interests	Total comprehensive income
Balance at Dec. 31, 2008	$ 501,995	$ 482,606	$ 21	$ 256,502	$ 32,597	$ 166,070	$ 27,416	$ 19,389
Balance (in shares) at Dec. 31, 2008			205,789,800
Increase (Decrease) in Stockholders' Equity
Amortization of deferred share-based compensation expense	809	809		809
Net income (loss)	1,607	4,175				4,175		(2,568)	1,607
Statutory non-distributable reserves					4,522	(4,522)
Dividends	(77,610)	(77,171)				(77,171)		(439)
Non-controlling investor contribution (Note 20)	7,173							7,173
Foreign currency translation adjustment	338	319					319	19	338
Balance at Dec. 31, 2009	434,312	410,738	21	257,311	37,119	88,552	27,735	23,574	1,945
Balance (in shares) at Dec. 31, 2009			205,789,800
Increase (Decrease) in Stockholders' Equity
Repurchase of ordinary shares	(2,000)	(2,000)	(1)	(1,999)
Repurchase of ordinary shares (in shares)			(1,414,574)
Net income (loss)	(132,752)	(118,763)				(118,763)		(13,989)	(132,752)
Disposal of subsidiary	(3,480)							(3,480)
Foreign currency translation adjustment	6,695	7,056					7,056	(361)	6,695
Balance at Dec. 31, 2010	302,775	297,031	20	255,312	37,119	(30,211)	34,791	5,744	(126,057)
Balance (in shares) at Dec. 31, 2010	204,375,226		204,375,226
Increase (Decrease) in Stockholders' Equity
Net income (loss)	(76,800)	(68,480)				(68,480)		(8,320)	(76,800)
Foreign currency translation adjustment	5,407	5,322					5,322	85	5,407
Balance at Dec. 31, 2011	$ 231,382	$ 233,873	$ 20	$ 255,312	$ 37,119	$ (98,691)	$ 40,113	$ (2,491)	$ (71,393)
Balance (in shares) at Dec. 31, 2011	204,375,226		204,375,226